Schedule of Investments (unaudited)
June 30, 2026
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 BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 6.7%
Diversified Telecommunication Services — 2.9%
AT&T Inc.	63,200	$1,308,240
Comcast Corp., Class A Shares	10,100	247,955
Verizon Communications Inc.	37,500	1,587,750
Total Diversified Telecommunication Services		3,143,945
Entertainment — 1.9%
Walt Disney Co.	21,900	2,107,875
Interactive Media & Services — 0.8%
Match Group Inc.	2,600	98,930
Meta Platforms Inc., Class A Shares	1,350	760,441
Total Interactive Media & Services		859,371
Media — 0.3%
Fox Corp., Class A Shares	2,800	146,048
News Corp., Class A Shares	4,600	114,218
Sirius XM Holdings Inc.	2,400	70,896
Total Media		331,162
Wireless Telecommunication Services — 0.8%
T-Mobile US Inc.	5,500	922,515

Total Communication Services		7,364,868
Consumer Discretionary — 8.6%
Automobile Components — 0.2%
BorgWarner Inc.	2,200	146,080
Automobiles — 1.3%
Ford Motor Co.	49,400	686,660
General Motors Co.	10,100	778,508
Total Automobiles		1,465,168
Broadline Retail — 2.4%
Amazon.com Inc.	8,300	1,978,222 *
Dillard’s Inc., Class A Shares	160	84,547
eBay Inc.	5,500	614,625
Total Broadline Retail		2,677,394
Diversified Consumer Services — 0.1%
Service Corp. International	1,700	129,132
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants Inc.	1,400	288,414
Expedia Group Inc.	1,400	358,232
Las Vegas Sands Corp.	4,800	221,712
Royal Caribbean Cruises Ltd.	1,900	603,307
Total Hotels, Restaurants & Leisure		1,471,665
Household Durables — 1.1%
DR Horton Inc.	3,600	586,368
NVR Inc.	16	109,015 *
PulteGroup Inc.	2,400	329,304
Toll Brothers Inc.	1,100	181,225
Total Household Durables		1,205,912
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.1%
Hasbro Inc.	1,100	$90,849
Specialty Retail — 1.7%
Best Buy Co. Inc.	2,600	197,288
GameStop Corp., Class A Shares	2,200	48,576 *
Gap Inc.	4,600	85,928
Lowe’s Cos. Inc.	6,300	1,389,087
Murphy USA Inc.	100	53,887
Penske Automotive Group Inc.	800	143,160
Total Specialty Retail		1,917,926
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.	1,000	99,290 *
Tapestry Inc.	2,100	307,398
Total Textiles, Apparel & Luxury Goods		406,688

Total Consumer Discretionary		9,510,814
Consumer Staples — 7.3%
Beverages — 1.5%
Brown-Forman Corp., Class B Shares	2,100	55,965
Constellation Brands Inc., Class A Shares	1,200	166,908
Molson Coors Beverage Co., Class B Shares	900	35,064
PepsiCo Inc.	10,600	1,435,240
Total Beverages		1,693,177
Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings Inc.	900	78,498 *
Dollar General Corp.	1,600	184,176
Dollar Tree Inc.	2,100	253,995 *
Kroger Co.	7,000	388,710
Maplebear Inc.	800	37,880 *
Sysco Corp.	5,800	484,764
Target Corp.	5,500	718,355
Total Consumer Staples Distribution & Retail		2,146,378
Food Products — 1.0%
Hormel Foods Corp.	4,000	99,280
JM Smucker Co.	800	90,000
Mondelez International Inc., Class A Shares	11,800	682,512
Tyson Foods Inc., Class A Shares	3,100	177,475
Total Food Products		1,049,267
Household Products — 1.5%
Procter & Gamble Co.	11,600	1,701,024
Tobacco — 1.4%
Altria Group Inc.	20,700	1,489,365

Total Consumer Staples		8,079,211
Energy — 8.3%
Energy Equipment & Services — 0.3%
Halliburton Co.	10,300	349,685
Oil, Gas & Consumable Fuels — 8.0%
Antero Midstream Corp.	5,800	131,950
Antero Resources Corp.	3,400	119,476 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
APA Corp.	4,400	$143,308
ConocoPhillips	8,800	914,848
Diamondback Energy Inc.	3,600	632,808
EOG Resources Inc.	5,700	739,461
Exxon Mobil Corp.	26,500	3,623,080
HF Sinclair Corp.	2,200	153,230
Kinder Morgan Inc.	27,600	882,372
Marathon Petroleum Corp.	2,100	536,907
Phillips 66	5,000	845,250
Range Resources Corp.	3,000	111,570
Total Oil, Gas & Consumable Fuels		8,834,260

Total Energy		9,183,945
Financials — 28.4%
Banks — 12.4%
Bank of America Corp.	39,600	2,256,408
Citigroup Inc.	12,700	1,777,492
Citizens Financial Group Inc.	3,300	231,231
Cullen/Frost Bankers Inc.	400	61,808
East-West Bancorp Inc.	900	116,181
First Citizens BancShares Inc., Class A Shares	110	228,887
First Horizon Corp.	3,100	79,484
JPMorgan Chase & Co.	14,700	4,811,751
KeyCorp	6,600	152,130
M&T Bank Corp.	1,000	238,010
PNC Financial Services Group Inc.	3,000	738,660
Popular Inc.	400	65,672
Regions Financial Corp.	6,600	199,320
SouthState Bank Corp.	200	19,980
Truist Financial Corp.	7,800	388,596
UMB Financial Corp.	100	14,276
US Bancorp	9,600	579,840
Wells Fargo & Co.	21,300	1,760,232
Western Alliance Bancorp	500	41,100
Zions Bancorp NA	700	48,433
Total Banks		13,809,491
Capital Markets — 8.0%
Ameriprise Financial Inc.	870	399,121
Bank of New York Mellon Corp.	5,900	853,199
Charles Schwab Corp.	8,800	811,976
Evercore Inc., Class A Shares	100	34,144
Goldman Sachs Group Inc.	2,560	2,589,107
Invesco Ltd.	2,300	60,697
Morgan Stanley	13,200	2,759,328
Northern Trust Corp.	1,700	295,528
Raymond James Financial Inc.	1,800	273,654
SEI Investments Co.	1,000	87,710
State Street Corp.	2,600	440,960
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Stifel Financial Corp.	1,050	$73,259
T. Rowe Price Group Inc.	1,500	170,535
Total Capital Markets		8,849,218
Consumer Finance — 1.4%
Ally Financial Inc.	1,800	82,710
American Express Co.	3,500	1,183,875
Synchrony Financial	3,500	266,175
Total Consumer Finance		1,532,760
Financial Services — 0.3%
Block Inc.	3,400	258,400 *
Corpay Inc.	300	99,981 *
Total Financial Services		358,381
Insurance — 6.3%
Aflac Inc.	4,800	562,800
Allstate Corp.	1,500	356,910
American Financial Group Inc.	500	69,970
American International Group Inc.	5,200	387,556
Aon PLC, Class A Shares	1,000	331,690
Arch Capital Group Ltd.	2,600	252,356 *
Assurant Inc.	400	107,412
Axis Capital Holdings Ltd.	700	75,208
Chubb Ltd.	2,000	681,480
Cincinnati Financial Corp.	1,300	240,682
Everest Group Ltd.	410	146,464
Fidelity National Financial Inc.	1,900	89,604
Globe Life Inc.	500	89,340
Hartford Insurance Group Inc.	2,600	344,552
Loews Corp.	1,900	215,099
Markel Group Inc.	84	164,053 *
MetLife Inc.	6,100	516,121
Old Republic International Corp.	2,200	90,024
Primerica Inc.	200	56,840
Principal Financial Group Inc.	1,900	204,782
Progressive Corp.	1,100	240,295
Prudential Financial Inc.	2,600	280,618
Reinsurance Group of America Inc.	500	106,325
RenaissanceRe Holdings Ltd.	400	126,760
Travelers Cos. Inc.	2,000	660,240
Unum Group	1,500	134,100
Willis Towers Watson PLC	780	203,869
WR Berkley Corp.	3,400	239,802
Total Insurance		6,974,952

Total Financials		31,524,802
Health Care — 16.6%
Biotechnology — 3.3%
Amgen Inc.	4,300	1,557,116
Exelixis Inc.	3,000	163,230 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	9,400	$1,187,596
Halozyme Therapeutics Inc.	1,200	93,924 *
Regeneron Pharmaceuticals Inc.	700	436,478
United Therapeutics Corp.	490	265,497 *
Total Biotechnology		3,703,841
Health Care Equipment & Supplies — 1.5%
Cooper Cos. Inc.	1,400	100,394 *
GE HealthCare Technologies Inc.	3,300	211,233
Globus Medical Inc., Class A Shares	800	63,208 *
Medtronic PLC	13,300	1,040,459
Solventum Corp.	1,200	92,580 *
Zimmer Biomet Holdings Inc.	2,100	180,789
Total Health Care Equipment & Supplies		1,688,663
Health Care Providers & Services — 5.1%
Cencora Inc.	2,000	565,960
Cigna Group	1,900	523,792
CVS Health Corp.	11,200	1,158,640
DaVita Inc.	300	66,744 *
Elevance Health Inc.	1,600	618,768
Encompass Health Corp.	300	30,324
HCA Healthcare Inc.	3,000	1,169,670
Henry Schein Inc.	1,200	100,224 *
Labcorp Holdings Inc.	900	252,000
McKesson Corp.	800	604,480
Quest Diagnostics Inc.	1,200	254,340
Tenet Healthcare Corp.	900	168,372 *
Universal Health Services Inc., Class B Shares	700	104,083
Total Health Care Providers & Services		5,617,397
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories Inc., Class A Shares	200	58,722 *
IQVIA Holdings Inc.	1,200	231,864 *
Revvity Inc.	500	55,630
Total Life Sciences Tools & Services		346,216
Pharmaceuticals — 6.4%
Jazz Pharmaceuticals PLC	500	120,485 *
Johnson & Johnson	16,500	4,190,505
Merck & Co. Inc.	12,400	1,593,400
Pfizer Inc.	41,100	989,688
Viatris Inc.	12,100	192,148
Total Pharmaceuticals		7,086,226

Total Health Care		18,442,343
Industrials — 6.7%
Aerospace & Defense — 0.9%
General Dynamics Corp.	2,400	850,176
Textron Inc.	2,100	192,633
Total Aerospace & Defense		1,042,809
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — 1.7%
FedEx Corp.	3,000	$939,390
United Parcel Service Inc., Class B Shares	9,100	978,250
Total Air Freight & Logistics		1,917,640
Building Products — 0.5%
Allegion PLC	1,000	140,490
AO Smith Corp.	1,300	81,536
Carlisle Cos. Inc.	400	145,100
Masco Corp.	2,400	195,288
Total Building Products		562,414
Electrical Equipment — 0.3%
Acuity Inc.	340	128,064
Regal Rexnord Corp.	800	190,552
Total Electrical Equipment		318,616
Ground Transportation — 0.1%
Ryder System Inc.	200	52,754
U-Haul Holding Co., Non Voting Shares	1,400	80,780
Total Ground Transportation		133,534
Industrial Conglomerates — 1.0%
3M Co.	6,500	1,052,415
Machinery — 1.0%
AGCO Corp.	900	107,730
Allison Transmission Holdings Inc.	600	67,644
CNH Industrial NV	8,900	99,947
Dover Corp.	900	201,852
Flowserve Corp.	900	66,744
Mueller Industries Inc.	1,100	135,223
Oshkosh Corp.	700	107,436
Snap-on Inc.	600	241,440
Toro Co.	1,200	116,904
Total Machinery		1,144,920
Passenger Airlines — 1.0%
Delta Air Lines Inc.	5,400	505,764
United Airlines Holdings Inc.	4,000	543,960 *
Total Passenger Airlines		1,049,724
Professional Services — 0.1%
CACI International Inc., Class A Shares	200	92,652 *
Trading Companies & Distributors — 0.1%
Core & Main Inc., Class A Shares	2,000	96,500 *

Total Industrials		7,411,224
Information Technology — 8.9%
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics Inc.	100	21,341 *
TD SYNNEX Corp.	1,000	267,340
Total Electronic Equipment, Instruments & Components		288,681
Semiconductors & Semiconductor Equipment — 3.4%
First Solar Inc.	1,100	259,556 *
Intel Corp.	7,600	1,061,188 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
QUALCOMM Inc.	13,100	$2,420,749
Skyworks Solutions Inc.	300	20,340
Total Semiconductors & Semiconductor Equipment		3,761,833
Software — 2.3%
Microsoft Corp.	6,850	2,555,187
Technology Hardware, Storage & Peripherals — 2.9%
Apple Inc.	10,100	2,922,536
NetApp Inc.	2,300	355,948
Total Technology Hardware, Storage & Peripherals		3,278,484

Total Information Technology		9,884,185
Materials — 3.9%
Chemicals — 1.3%
Albemarle Corp.	1,200	162,036
CF Industries Holdings Inc.	1,600	173,216
Corteva Inc.	7,200	609,768
PPG Industries Inc.	2,700	327,483
RPM International Inc.	1,500	166,725
Total Chemicals		1,439,228
Construction Materials — 0.3%
CRH PLC	3,400	363,800
Containers & Packaging — 0.5%
Avery Dennison Corp.	900	146,115
Ball Corp.	3,400	212,160
Crown Holdings Inc.	1,400	156,548
Total Containers & Packaging		514,823
Metals & Mining — 1.8%
Alcoa Corp.	2,800	145,992
Newmont Corp.	11,000	1,027,400
Nucor Corp.	2,800	623,700
Reliance Inc.	500	186,800
Total Metals & Mining		1,983,892

Total Materials		4,301,743
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	400	123,980 *

Utilities — 2.5%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,200	244,128
Duke Energy Corp.	6,500	822,770
Evergy Inc.	2,800	242,004
FirstEnergy Corp.	7,000	332,780
Total Electric Utilities		1,641,682
Gas Utilities — 0.1%
UGI Corp.	2,600	89,804
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,800	129,008
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 0.8%
DTE Energy Co.		2,100	$319,977
Public Service Enterprise Group Inc.		6,100	495,076
WEC Energy Group Inc.		1,100	128,447
Total Multi-Utilities			943,500

Total Utilities			2,803,994
Total Common Stocks (Cost — $79,205,845)			108,631,109
Investments in Underlying Funds — 1.6%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $1,546,695)		7,300	1,769,739
Total Investments before Short-Term Investments (Cost — $80,752,540)			110,400,848
	Rate
Short-Term Investments — 0.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $518,182)	3.592%	518,182	518,182 (a)(b)
Total Investments — 100.0% (Cost — $81,270,722)			110,919,030
Liabilities in Excess of Other Assets — (0.0)%††			(49,920)
Total Net Assets — 100.0%			$110,869,110

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $518,182 and the cost was $518,182 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$108,631,109	—	—	$108,631,109
Investments in Underlying Funds	1,769,739	—	—	1,769,739
Total Long-Term Investments	110,400,848	—	—	110,400,848
Short-Term Investments†	518,182	—	—	518,182
Total Investments	$110,919,030	—	—	$110,919,030

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$634,745	$13,150,988	13,150,988	$13,267,551	13,267,551

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$16,415	—	$518,182

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2026 Quarterly Report